Average Annual Total Returns - Class S - Thrivent Income Fund	Class S 1 Year	Class S 5 Years	Class S 10 Years	Class S (after taxes on distributions) 1 Year	Class S (after taxes on distributions) 5 Years	Class S (after taxes on distributions) 10 Years	Class S (after taxes on distributions and redemptions) 1 Year	Class S (after taxes on distributions and redemptions) 5 Years	Class S (after taxes on distributions and redemptions) 10 Years	Bloomberg Barclays U.S. Corporate Bond Index(reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Corporate Bond Index(reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. Corporate Bond Index(reflects no deduction for fees, expenses or taxes) 10 Years
Total	11.92%	6.98%	5.78%	9.66%	5.27%	4.09%	7.23%	4.64%	3.75%	9.89%	6.74%	5.63%